Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Disclosure of Share-based Payments Recognized As Expense for RSUs, RSAs and Options, Net of Forfeitures

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Total share-based compensation expense	46,307	9,557	7,966

Disclosure of Restricted Stock Unit Activity and Weighted Average Grant Date Fair Values

		Weighted Average
		Grant Date Fair Value
	RSUs	Per RSU (1)
Balance at January 1, 2021	—	$—
Granted	6,997,284	$6.23
Vested and issued	—	$—
Forfeited	—	$—
Balance at December 31, 2021	6,997,284	$6.23
Vested and unissued at December 31, 2021	1,760,363	$6.23
Unvested at December 31, 2021	5,236,921	$6.23

Disclosure of Stock Options Granted

Fair value of underlying stock	$2.97 – $9.20
Volatility	63.4% – 70.0%
Risk-free interest rate	0.12% – 1.68%
Dividend yield	0% – 0%
Expected term (in years)	10.00 – 14.50

Disclosure of Number and Weighted Average Exercise Prices of Share Options

	2021		2020		2019
	Weighted		Weighted		Weighted
	average		average		average
	exercise	Number of	exercise	Number of	exercise	Number of
	price	options	price	options	price	options
	$		$		$
Outstanding at the beginning of the year	0.02	21,107,487	—	20,120,425	—	19,666,539
Granted during the year	3.67	8,155,289	0.11	4,109,243	—	2,786,856
Forfeited / canceled during the year	0.18	(6,204,471)	0.04	(3,122,181)	—	(2,332,970)
Exercised during the year	1.42	(162,040)	—	—	—	—
Outstanding at the end of the year	1.47	22,896,265	0.02	21,107,487	—	20,120,425
Exercisable at the end of the year	1.54	19,105,908	0.01	16,461,945	—	11,817,828